9. Stock Options Plans (Details-Warrants Outstanding) (Warrants, USD $)	12 Months Ended
Dec. 31, 2014
Warrants
Shares
Shares outstanding - beginning	19,640,375
Shares granted	5,566,339
Shares exercised	(685,000)
Shares cancelled and expired	(1,447,800)
Shares outstanding - ending	23,073,914
Shares exercisable	23,073,914
Weighted Average Exercise Price
Weighted average exercise price - beginning	$ 0.56
Weighted average exercise price - shares granted	$ 0.70
Weighted average exercise price - shares Exercised
Weighted average exercise price - shares Cancelled
Weighted average exercise price - ending	$ 0.59
Weighted average exercise price - exercisable	$ 0.59
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	2 years 10 months 17 days
Weighted average contractural term - granted	3 years 5 months 23 days
Weighted average contractural term - ending	2 years 5 months 16 days
Weighted average contractural term - exercisable	2 years 5 months 16 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	$ 209,500
Aggregate intrinsic value - ending	32,500
Aggregate intrinsic value - exercisable	$ 32,500